U.S. Bancorp (Parent Company) - Condensed Statement of Cash Flows of Parent Company Only (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Activities
Net income attributable to U.S. Bancorp	$ 7,096	$ 6,218	$ 5,888
Adjustments to reconcile net income to net cash provided by operating activities
Other, net	1,010	(2,049)	487
Net cash provided by operating activities	10,564	6,472	5,336
Investing Activities
Other, net	(471)	(350)	322
Net cash used in investing activities	(8,977)	(12,126)	(17,958)
Financing Activities
Net decrease in short-term borrowings	(2,512)	2,688	(13,914)
Proceeds from issuance of long-term debt	12,078	9,434	10,715
Principal payments or redemption of long-term debt	(2,928)	(10,517)	(9,495)
Proceeds from issuance of preferred stock	565	993
Proceeds from issuance of common stock	86	159	355
Repurchase of preferred stock		(1,085)
Repurchase of common stock	(2,822)	(2,631)	(2,556)
Cash dividends paid on preferred stock	(274)	(284)	(267)
Cash dividends paid on common stock	(2,092)	(1,928)	(1,810)
Net cash provided by financing activities	361	9,454	17,180
Change in cash and due from banks	1,948	3,800	4,558
Cash and due from banks at beginning of period	19,505	15,705	11,147
Cash and due from banks at end of period	21,453	19,505	15,705
Parent Company [Member]
Operating Activities
Net income attributable to U.S. Bancorp	7,096	6,218	5,888
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed income of subsidiaries	(2,050)	(1,563)	(3,940)
Other, net	359	(125)	75
Net cash provided by operating activities	5,405	4,530	2,023
Investing Activities
Proceeds from sales and maturities of investment securities	39	100	232
Purchases of investment securities	(10)	(844)	(120)
Net increase in short-term advances to subsidiaries	(488)	(790)	(442)
Long-term advances to subsidiaries	(500)		(750)
Principal collected on long-term advances to subsidiaries		500	100
Other, net	304	(12)	(12)
Net cash used in investing activities	(655)	(1,046)	(992)
Financing Activities
Net decrease in short-term borrowings	(1)	(21)	(3)
Proceeds from issuance of long-term debt	2,100	3,920	3,550
Principal payments or redemption of long-term debt	(1,500)	(1,250)	(1,926)
Proceeds from issuance of preferred stock	565	993
Proceeds from issuance of common stock	86	159	355
Repurchase of preferred stock		(1,085)
Repurchase of common stock	(2,822)	(2,631)	(2,556)
Cash dividends paid on preferred stock	(274)	(284)	(267)
Cash dividends paid on common stock	(2,092)	(1,928)	(1,810)
Net cash provided by financing activities	(3,938)	(2,127)	(2,657)
Change in cash and due from banks	812	1,357	(1,626)
Cash and due from banks at beginning of period	9,157	7,800	9,426
Cash and due from banks at end of period	$ 9,969	$ 9,157	$ 7,800